CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Non controlling interest
Balance (Predecessor) at Mar. 31, 2016	$ 2,305,554	$ 4,707	$ 166,604	$ 2,135,075	$ (6,866)	$ 6,034
Total comprehensive loss | Predecessor	(653,489)			(660,118)	(3,478)	10,107
Stock option expense/activity | Predecessor	1,146		1,146
Amortization/cancellation of restricted stock units | Predecessor	(2,152)	5	(2,529)	372
Balance (Predecessor) at Mar. 31, 2017	1,651,059	4,712	165,221	1,475,329	(10,344)	16,141
Balance (Predecessor) at Dec. 31, 2016	1,747,564	4,707	171,018	1,570,027	(6,446)	8,258
Total comprehensive loss | Predecessor	(615,194)			(619,289)	(3,812)	7,907
Stock option expense/activity | Predecessor	562		562
Cancellation of restricted stock awards | Predecessor	157			157
Amortization/cancellation of restricted stock units | Predecessor	(6,059)	5	(6,064)
Cash paid to noncontrolling interests | Predecessor	(1,200)					(1,200)
Balance (Predecessor) at Jun. 30, 2017	1,125,830	4,712	165,516	950,895	(10,258)	14,965
Balance (Predecessor) at Mar. 31, 2017	1,651,059	4,712	165,221	1,475,329	(10,344)	16,141
Total comprehensive loss | Predecessor	(524,324)
Balance (Predecessor) at Jun. 30, 2017	1,125,830	4,712	165,516	950,895	(10,258)	14,965
Balance (Predecessor) at Mar. 31, 2017	1,651,059	4,712	165,221	1,475,329	(10,344)	16,141
Total comprehensive loss | Predecessor	(1,649,344)			(1,646,909)	(2,435)
Stock option expense/activity | Predecessor	390		390
Cancellation of restricted stock awards | Predecessor	1,254		1,254
Amortization of restricted stock units | Predecessor	2		2
Cash paid to noncontrolling interests | Predecessor	(1,200)					(1,200)
Balance (Predecessor) at Jul. 31, 2017	2,161	4,712	166,867	(171,580)	(12,779)	14,941
Balance at Jul. 31, 2017	1,057,084	18	1,055,391			1,675
Cancellation of Predecessor equity | Predecessor	(486)	(4,712)	(166,867)	171,580	12,779	(13,266)
Issuance of Successor common stock and warrants	1,055,409	18	1,055,391
Total comprehensive loss	(38,873)			(39,266)	(147)	540
Issuance of common stock	2	4	(2)
Amortization/cancellation of restricted stock units	3,731		3,731
Balance at Dec. 31, 2017	1,021,944	22	1,059,120	(39,266)	(147)	2,215
Total comprehensive loss	(50,467)			(50,112)	(256)	(99)
Issuance of common stock	2	4	(2)
Amortization of restricted stock units	6,047		6,047
Acquisition of noncontrolling interests	(2,000)		(1,126)			(874)
Balance at Jun. 30, 2018	975,526	26	1,064,039	(89,378)	(403)	1,242
Balance at Mar. 31, 2018					(446)
Total comprehensive loss	(11,139)
Balance at Jun. 30, 2018	$ 975,526	$ 26	$ 1,064,039	$ (89,378)	$ (403)	$ 1,242